Inventory (Detail) - USD ($)	Sep. 30, 2017	Dec. 31, 2016
Inventory [Line Items]
Inventory	$ 78,499	$ 0
Feed
Inventory [Line Items]
Inventory	36,403	0
Fish in process
Inventory [Line Items]
Inventory	$ 42,096	$ 0